UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.

(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI 53018

(Address of principal executive offices) (Zip code)

Lilli Gust

Arnold Investment Counsel Incorporated

3960 Hillside Drive, Delafield, WI 53018

(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

As of March 31, 2013 (Unaudited)

The Primary Trend Fund

Shares		Value

	COMMON STOCKS (86.1%)
	BASIC MATERIALS (4.3%)
	Iron/Steel (1.9%)
16,000	Cliffs Natural Resources, Inc.	$304,160

	Mining (2.4%)
13,000	Barrick Gold Corp.	382,200
	Total Basic Materials	686,360

	COMMUNICATIONS (4.5%)
	Telecommunications (4.5%)
20,000	Cisco Systems, Inc.	418,200
6,000	Verizon Communications, Inc.	294,900
	Total Communications	713,100

	CONSUMER, CYCLICAL (14.2%)
	Entertainment (4.8%)
40,000	DreamWorks Animation SKG, Inc., Class A*	758,400

	Retail (8.4%)
15,000	Kohl's Corp.	691,950
130,000	Pacific Sunwear of California, Inc.*	271,700
5,000	Wal-Mart Stores, Inc.	374,150
		1,337,800

	Toys/Games/Hobbies (1.0%)
12,000	Nintendo Co., Ltd. ADR*	161,280
	Total Consumer, Cyclical	2,257,480

	CONSUMER, NON-CYCLICAL (30.3%)
	Beverages (5.2%)
17,000	Molson Coors Brewing Co., Class B	831,810

	Food (7.3%)
11,000	Campbell Soup Co.	498,960
3,333	Kraft Foods Group, Inc.	171,749
16,000	Mondelez International, Inc., Class A	489,760
		1,160,469

	Healthcare-Products (1.0%)
5,000	Hospira, Inc.*	164,150

	Pharmaceuticals (16.8%)
7,000	Abbott Laboratories	247,240
7,000	AbbVie, Inc.	285,460
12,000	Eli Lilly & Co.	681,480
9,000	Johnson & Johnson	733,770

25,000	Pfizer, Inc.	721,500
		2,669,450
	Total Consumer, Non-Cyclical	4,825,879

	ENERGY (14.4%)
	Oil & Gas (11.4%)
5,000	Apache Corp.	385,800
40,000	Encana Corp.	778,400
10,000	Royal Dutch Shell PLC ADR	651,600
		1,815,800

	Oil & Gas Services (3.0%)
6,400	Schlumberger Ltd.	479,296
	Total Energy	2,295,096

	FINANCIALS (4.5%)
	Banks (4.5%)
8,000	JPMorgan Chase & Co.	379,680
10,000	U.S. Bancorp	339,300
	Total Financials	718,980

	INDUSTRIALS (4.4%)
	Miscellaneous Manufacturing (4.4%)
30,000	General Electric Co.	693,600

	TECHNOLOGY (6.1%)
	Semiconductors (3.4%)
25,000	Intel Corp.	546,250

	Software (2.7%)
15,000	Microsoft Corp.	429,150
	Total Technology	975,400

	UTILITIES (3.4%)
	Water (3.4%)
17,000	Aqua America, Inc.	534,480

	Total Common Stocks
	(Cost $11,793,288)	13,700,375

Principal Amount
	SHORT-TERM INVESTMENTS (14.7%)
	Commercial Paper (10.3%)
$1,349,000	Abbey National, 0.12%, 4/1/2013(a)	1,349,000
300,000	U.S. Bank, 0.18%, 8/30/2013(a)	299,732
		1,648,732

	U.S. Treasury Bills (4.4%)
700,000	0.06%, 6/6/2013(a)	699,936

	Total Short-Term Investments
	(Cost $2,348,697)	2,348,668

TOTAL INVESTMENTS (100.8%)
(Cost $14,141,985)	16,049,043
Liabilities less Other Assets (-0.8%)	(120,895)
NET ASSETS (100.0%)	$15,928,148

* Non-income producing.

(a) Each issue shows the rate of the discount at the time of purchase.

ADR - American Depository Receipt

PLC - Public Limited Company

See notes to schedule of investments.

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

Organization

The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company. The Fund seeks capital growth and income.

Significant Accounting Policies

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other assets and securities for which no market quotations are readily available are valued at fair value under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

GAAP defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common Stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,700,375	$-	$-	$13,700,375
Short-Term Investments	-	2,348,668	-	2,348,668
Total	$13,700,375	$2,348,668	$-	$16,049,043

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended March 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended March 31, 2013. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

Tax Information

At March 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,141,985
Unrealized appreciation	$2,398,096
Unrealized depreciation	(491,038)
Net appreciation on investments	$1,907,058

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 05/10/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 05/10/2013

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: 05/10/2013

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)